Document and Entity Information	Sep. 22, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	001-11151
Entity Registrant Name	U S PHYSICAL THERAPY INC /NV
Entity Central Index Key	0000885978
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	76-0364866
Entity Address, Address Line One	1300 WEST SAM HOUSTON PARKWAY SOUTH
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	297-7000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	USPH
Security Exchange Name	NYSE
NYSE [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	USPH
Security Exchange Name	NYSE